Earnings per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Earnings per share	Earnings per share
a) Basic earnings per share
Net income attributable to ITAÚ UNIBANCO HOLDING's shareholders is divided by the average number of outstanding shares in the period, excluding treasury shares.

	01/01 to 12/31/2025	01/01 to 31/12/2024 (1)	01/01 to 31/12/2023 (1)
Net income attributable to owners of the parent company	44,857	41,085	33,105
Minimum non-cumulative dividends on preferred shares	(120)	(120)	(121)
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	(124)	(124)	(123)
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:
Common	22,624	20,687	16,631
Preferred	21,989	20,154	16,230
Total net income available to equity owners
Common	22,748	20,811	16,754
Preferred	22,109	20,274	16,351
Weighted average number of outstanding shares
Common	5,617,742,977	5,617,742,977	5,617,742,977
Preferred	5,459,926,630	5,472,801,129	5,482,580,990
Basic earnings per share – R$
Common	4.05	3.70	2.98
Preferred	4.05	3.70	2.98
1) For better comparability, the numbers of shares presented were adjusted to reflect bonus shares issued on March 20, 2025, in the proportion of one new share for every 10 held, and on December 30, 2025, in the proportion of three new shares for every 100 held.

b) Diluted earnings per share
Calculated similarly to the basic earnings per share, however, it includes the conversion of all preferred shares potentially dilutable in the denominator.

	01/01 to 12/31/2025	01/01 to 31/12/2024 (1)	01/01 to 31/12/2023 (1)
Net income available to preferred equity owners	22,109	20,274	16,351
Dividends on preferred shares after dilution effects	227	149	101
Net income available to preferred equity owners considering preferred shares after the dilution effect	22,336	20,423	16,452
Net income available to ordinary equity owners	22,748	20,811	16,754
Dividend on preferred shares after dilution effects	(227)	(149)	(101)
Net income available to ordinary equity owners considering preferred shares after the dilution effect	22,521	20,662	16,653
Adjusted weighted average of shares
Common	5,617,742,977	5,617,742,977	5,617,742,977
Preferred	5,571,684,620	5,552,704,085	5,549,980,489
Preferred	5,459,926,630	5,472,801,129	5,482,580,990
Incremental as per share-based payment plans	111,757,990	79,902,956	67,399,499
Diluted earnings per share – R$
Common	4.01	3.68	2.96
Preferred	4.01	3.68	2.96
1) For better comparability, the numbers of shares presented were adjusted to reflect bonus shares issued on March 20, 2025, in the proportion of one new share for every 10 held, and on December 30, 2025, in the proportion of three new shares for every 100 held.
There was no potentially antidilutive effect of the shares in share-based payment plans in any of the periods.